Operating expenses	12 Months Ended
Dec. 31, 2018
Operating expenses
Operating expenses

The notes included in this section focus on the results and performance of the Barclays Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, see income statement commentary within Financial review (unaudited) on page 00.

8 Operating expenses

Accounting for staff costs

The Barclays Group applies IAS 19 Employee benefits in its accounting for most of the components of staff costs.

Short-term employee benefits – salaries, accrued performance costs and social security are recognised over the period in which the employees provide the services to which the payments relate.

Performance costs – recognised to the extent that the Barclays Group has a present obligation to its employees that can be measured reliably and are recognised over the period of service that employees are required to work to qualify for the payments.

Deferred cash and share awards are made to employees to incentivise performance over the period employees provide services. To receive payment under an award, employees must provide service over the vesting period. The period over which the expense for deferred cash and share awards is recognised is based upon the period employees consider their services contribute to the awards. For past awards, the Barclays Group considers that it is appropriate to recognise the awards over the period from the date of grant to the date that the awards vest. In relation to awards granted from 2017, the Barclays Group, taking into account the changing employee understanding surrounding those awards, considered it appropriate for expense to be recognised over the vesting period including the financial year prior to the grant date.

The accounting policies for share-based payments, and pensions and other post-retirement benefits are included in Note 32 and Note 33 respectively.

	2018	2017	2016
	£m	£m	£m
Infrastructure costs
Property and equipment	-	1,363	1,180
Depreciation of property, plant and equipment	-	446	492
Operating lease rentals	-	342	561
Amortisation of intangible assets	-	715	670
Impairment of property, equipment and intangible assets	-	80	95
Gain on property disposals	-	3	-
Total infrastructure costs	-	2,949	2,998
Administration and general costs
Consultancy, legal and professional fees[a]	-	1,064	909
Subscriptions, publications, stationery and communications	-	630	644
Marketing, advertising and sponsorship	-	433	435
Travel and accommodation	-	150	136
UK bank levy	-	365	410
Other administration and general expenses[a]	-	98	20
Total administration and general costs	-	2,740	2,554
Staff costs	-	8,560	9,423
Litigation and conduct[a]	-	1,207	1,363
Operating expenses	-	15,456	16,338

Note

a The presentation of other costs has been amended to include litigation and conduct as a separate line item. The prior year comparatives within other cost categories have been adjusted accordingly.